Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies.
Commitments and contingencies

26.Commitments and contingencies

(a)Operating commitments

As of December 31, 2024, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2025	4,752
2026	3,527
8,279

The commitments presented above mainly consist of property management fees, short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use assets and lease liabilities.

(b)Purchase obligations

In 2021, the Group signed a contract to purchase an exclusive license for broadcasting League of Legends matches from a fellow subsidiary of Tencent during the period from 2021 to 2025 at an aggregate purchase price of RMB2,013 million. In January 2023, as a result of a supplemental agreement with Tencent, the Group no longer had any sub-licensing rights and the aggregate purchase price was decreased to RMB450 million, attributable to the period from 2023 to 2025. In September 2024, as a result of a supplemental agreement with Tencent, the aggregate purchase price was further decreased to RMB230 million. The unpaid purchase price was RMB155 million as of December 31, 2024.

26.Commitments and contingencies (continued)

(c)Capital and other commitments

As of December 31, 2024, the Group had outstanding capital expenditures contracted for construction in progress and investment totaling RMB308,265 are analyzed as follows.

Capital commitments
RMB

Construction in progress	284,265
Investment	24,000
308,265

(d)Legal proceedings

The Group records a liability when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. The Group evaluates, on a regular basis, developments in litigation matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate.

As of December 31, 2024, there were a few significant pending claims related to live streaming broadcasters recruitment and alleged copyright infringement with an aggregate amount of RMB248 million, among which the Group has recorded RMB24 million based on the probable and reasonable estimate. The rest of the potential claims amounts were related to cases which are in the early stage or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions, the Group is unable to estimate the reasonably possible loss as the proceedings timing and outcome of pending litigation is inherently uncertain.